Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price (in dollars per share)	$ 0.05	$ 0.07	$ 0.14
Number of Shares (in shares)	30,656,243	32,751,578	56,442,157
Number of Shares (in shares)		32,751,578
Weighted Average Exercise Price (in dollars per share)		$ 0.07
Warrants Expiration 2 [Member]
Weighted Average Exercise Price (in dollars per share)		$ 1
Number of Shares (in shares)		45,000
Warrants Expiration 3 [Member]
Weighted Average Exercise Price (in dollars per share)		$ 1
Number of Shares (in shares)		567,001
Warrants Expiration 4 [Member]
Weighted Average Exercise Price (in dollars per share)		$ 0.05
Number of Shares (in shares)		1,483,334
Warrants Expiration 1[Member]
Weighted Average Exercise Price (in dollars per share)		$ 0.05
Number of Shares (in shares)		30,656,243